Acquisitions (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Dec. 02, 2013	Mar. 31, 2011	Jun. 19, 2012
Acquisitions
Cash paid, net of cash acquired													$ 14,000,000
Equity method ownership interest (as a percent)		50.00%										50.00%
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	1,170,490,000	1,107,006,000				555,220,000				1,170,490,000		1,107,006,000	555,220,000	167,245,000		8,568,000
REVENUES	5,380,526,000	3,975,935,000	2,743,445,000	1,593,937,000	1,385,957,000	1,617,613,000	1,338,208,000	1,135,510,000	326,436,000	9,029,140,000	2,979,894,000	9,699,274,000	4,417,767,000	1,310,473,000
Operating income	7,770,000			9,945,000						(12,785,000)	2,603,000	106,565,000	87,307,000	15,030,000
Crude oil tanks and related equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment																	17,851,000
Crude oil tanks and related equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										2 years		2 years
Crude oil tanks and related equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										40 years		40 years
Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment												3 years
Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment												25 years
Information technology equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										3 years		3 years
Information technology equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										7 years		7 years
Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										3 years		3 years
Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										40 years		40 years
Gavilon Energy
Acquisitions
Cash paid, net of cash acquired															832,400,000
General and administrative expense		5,300,000										5,300,000
Equity method ownership interest (as a percent)															11.00%
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade	326,484,000	349,529,000								326,484,000		349,529,000
Accounts receivable - affiliates	2,564,000	2,564,000								2,564,000		2,564,000
Inventories	107,430,000	107,430,000								107,430,000		107,430,000
Prepaid expenses and other current assets	68,322,000	68,322,000								68,322,000		68,322,000
Goodwill	342,769,000	359,169,000								342,769,000		359,169,000
Investments in unconsolidated entities	183,000,000	178,000,000								183,000,000		178,000,000
Other noncurrent assets	2,287,000	9,918,000								2,287,000		9,918,000
Accounts payable - trade	(342,792,000)	(342,792,000)								(342,792,000)		(342,792,000)
Accounts payable - affiliates	(2,585,000)	(2,585,000)								(2,585,000)		(2,585,000)
Accrued expenses and other payables	(49,447,000)	(70,999,000)								(49,447,000)		(70,999,000)
Advance payments received from customers	(10,667,000)	(10,667,000)								(10,667,000)		(10,667,000)
Other noncurrent liabilities	(46,056,000)	(44,740,000)								(46,056,000)		(44,740,000)
Fair value of net assets acquired	832,448,000	832,448,000								832,448,000		832,448,000
Excess of estimated fair value of investments in unconsolidated subsidiaries		70,000,000										70,000,000
Bonus expense recorded during the period										5,200,000
Additional bonus expense expected										1,600,000
REVENUES												2,900,000,000
Operating income												11,000,000
Gavilon Energy | Employee severance
Estimated fair values of the assets acquired and liabilities assumed
Employee severance expense												3,200,000
Bonus expense recorded during the period												5,000,000
Additional bonus expense expected												6,600,000
Gavilon Energy | Crude oil storage lease commitments
Estimated fair values of the assets acquired and liabilities assumed
Liability recorded in the acquisition accounting	15,900,000	12,900,000								15,900,000		12,900,000			13,900,000
Amortization of contract liabilities through cost of sales										5,000,000		2,900,000
Future amortization
2015												6,500,000
2016										4,040,000		3,260,000
2017										360,000		300,000
Gavilon Energy | Storage and transportation contracts of natural gas
Estimated fair values of the assets acquired and liabilities assumed
Liability recorded in the acquisition accounting		50,800,000										50,800,000
Amortization of contract liabilities through cost of sales												6,000,000
Future amortization
Payments for assignment of contracts												44,800,000
Gavilon Energy | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets	107,950,000	101,600,000								107,950,000		101,600,000
Gavilon Energy | Customer relationships | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets										10 years		10 years
Gavilon Energy | Customer relationships | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets										20 years		20 years
Gavilon Energy | Lease contracts
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets	8,700,000	8,700,000								8,700,000		8,700,000
Gavilon Energy | Lease contracts | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets										1 year		1 year
Gavilon Energy | Lease contracts | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets										5 years		5 years
Gavilon Energy | Crude oil tanks and related equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	83,797,000	77,429,000								83,797,000		77,429,000
Gavilon Energy | Crude oil tanks and related equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										3 years		3 years
Gavilon Energy | Crude oil tanks and related equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										40 years		40 years
Gavilon Energy | Vehicles
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	327,000	791,000								327,000		791,000
Useful life of property, plant and equipment										3 years		3 years
Gavilon Energy | Information technology equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	4,049,000	4,046,000								4,049,000		4,046,000
Gavilon Energy | Information technology equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										3 years		3 years
Gavilon Energy | Information technology equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										7 years		7 years
Gavilon Energy | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	7,817,000	7,716,000								7,817,000		7,716,000
Gavilon Energy | Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										3 years		3 years
Gavilon Energy | Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										40 years		40 years
Gavilon Energy | Land
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	6,427,000	6,427,000								6,427,000		6,427,000
Gavilon Energy | Linefill and tank bottoms
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		15,230,000										15,230,000
Goodwill															29,000,000
Gavilon Energy | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	162,000	170,000								162,000		170,000
Useful life of property, plant and equipment										7 years		7 years
Gavilon Energy | Construction in process
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment	7,180,000	7,190,000								7,180,000		7,190,000
Goodwill															$ 29,000,000
Gavilon Energy | Glass Mountain
Acquisitions
Equity method ownership interest (as a percent)			50.00%												50.00%